Prospector Opportunity Fund
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 93.8%	Shares	Value
Banks - 11.1%
Ameris Bancorp	78,534	$4,899,736
Bank of N.T. Butterfield & Son	62,875	2,318,830
Citigroup	47,745	2,988,837
KeyCorp	169,145	2,833,179
NB Bancorp (a)	166,823	3,096,235
PNC Financial Services Group	22,690	4,194,247
Prosperity Bancshares	74,975	5,403,448
SouthState	52,845	5,135,477
		30,869,989
Communication Services - 0.9%
Alphabet, Inc. - Class A	10,575	1,753,864
Alphabet, Inc. - Class C	5,125	856,848
		2,610,712
Consumer Discretionary - 6.8%
Aptiv PLC (a)	38,765	2,791,467
Darden Restaurants	28,624	4,698,057
eBay	33,025	2,150,258
Expedia Group (a)	23,540	3,484,391
Home Depot	7,850	3,180,820
Texas Roadhouse	14,090	2,488,294
		18,793,287
Consumer Staples - 5.5%
Church & Dwight	49,900	5,225,528
Colgate-Palmolive	51,930	5,390,853
Mondelez International - Class A	63,425	4,672,520
		15,288,901
Diversified Financial Services - 2.4%
CBOE Global Markets	14,625	2,996,224
Fidelity National Information Services	42,525	3,561,469
		6,557,693
Energy - 6.5%
Devon Energy	71,550	2,799,036
Exxon Mobil	38,199	4,477,687
Hess	13,700	1,860,460
Murphy Oil	100,800	3,400,992
Schlumberger	53,455	2,242,437
Suncor Energy	90,675	3,347,721
		18,128,333
Health Care - 7.0%
Abbott Laboratories	47,565	5,422,886
Cigna	10,505	3,639,352
Dentsply Sirona	79,485	2,150,864
Hologic (a)	41,370	3,370,000
Merck & Co.	35,598	4,042,509
Pfizer	28,625	828,408
		19,454,019

Industrials - 18.2%
AMETEK, Inc.	15,900	2,730,189
Carrier Global	87,675	7,056,961
Curtiss-Wright	37,675	12,383,396
Eaton	9,370	3,105,593
Fortune Brands Innovations	36,265	3,246,805
Leidos Holdings	42,070	6,857,410
Otis Worldwide	47,975	4,986,522
Pentair	39,380	3,850,970
Tecnoglass	25,690	1,763,875
V2X (a)	78,890	4,406,795
		50,388,516
Information Technology - 7.2%
Littelfuse	31,715	8,412,404
Teradyne	20,370	2,728,154
Trimble (a)	101,875	6,325,419
Zebra Technologies - Class A (a)	6,485	2,401,525
		19,867,502
Insurance Brokers - 5.5%
Arthur J. Gallagher & Co.	23,150	6,513,715
Brown & Brown	84,950	8,800,820
		15,314,535
Life & Health Insurance - 6.1%
Globe Life	59,250	6,275,167
Primerica	27,045	7,170,982
Voya Financial	42,405	3,359,324
		16,805,473
Materials - 4.2%
Axalta Coating Systems (a)	76,900	2,783,011
Newmont Goldcorp	59,600	3,185,620
PPG Industries	42,735	5,660,678
		11,629,309
Property & Casualty Insurance - 7.8%
Fairfax Financial Holdings	6,140	7,726,515
Fidelis Insurance Holdings	121,841	2,200,448
First American Financial	54,025	3,566,190
Progressive	17,620	4,471,251
White Mountains Insurance Group	2,103	3,567,109
		21,531,513
Real Estate - 2.6%
CubeSmart	55,755	3,001,292
Howard Hughes Holdings (a)	53,565	4,147,538
		7,148,830
Reinsurance - 2.0%
Everest Re Group	13,755	5,389,622
TOTAL COMMON STOCKS (Cost $162,508,223)		259,778,234

EXCHANGE TRADED FUNDS - 1.0%	Shares	Value
Aberdeen Standard Physical Platinum Shares Fund (a)	29,475	2,646,855
TOTAL EXCHANGE TRADED FUNDS (Cost $2,526,950)		2,646,855

SHORT-TERM INVESTMENTS - 6.1%
Money Market Funds - 6.1%	Shares
First American Treasury Obligations Fund - Class X, 4.79% (b)	17,012,280	17,012,280
TOTAL SHORT-TERM INVESTMENTS (Cost $17,012,280)		17,012,280

TOTAL INVESTMENTS - 100.9% (Cost $182,047,453)		279,437,369
Liabilities in Excess of Other Assets - (0.9)%		(2,372,368)
TOTAL NET ASSETS - 100.0%		$277,065,001

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Prospector Opportunity Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$259,778,234	$–	$–	$259,778,234
Exchange Traded Funds	2,646,855	–	–	2,646,855
Money Market Funds	17,012,280	–	–	17,012,280
Total Investments	$279,437,369	$–	$–	$279,437,369

Refer to the Schedule of Investments for further disaggregation of investment categories.